Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2025
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable

The following is a summary of other taxes payable as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
Withholding individual income taxes for employees	6,856	—
VAT payables	—	3
Others	—	1
Total	6,856	4